Income taxes (Details 2) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Balance at the beginning of the year	$ (1,652,998)	$ (748,679)
Additions	(1,356,415)	(904,319)
Balance at the end of the year	$ (3,009,413)	$ (1,652,998)